Related party disclosures - Additional Information (Detail) - shares	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024
Board of Directors Chairman [Member]
Disclosure of transactions between related parties [line items]
Related party transaction options granted	280,000	280,000